Share Capital (Tables)	9 Months Ended
Sep. 30, 2025
Share Capital
Schedule of Weighted Average Assumptions Were Used for the Black-Scholes Valuation of Stock Options Granted	The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Nine months ended September 30,
	2025	2024
Expected stock price volatility	106%	88%
Risk-free interest rate	4.00%	2.89%
Dividend yield	—	—
Expected life of options	5 years	5 years
Stock price on date of grant	$1.54	$1.28
Forfeiture rate	—	—

Summary of Stock Option Transactions

The following table summarizes the option activity for the nine months ended September 30, 2025:

	Number of options	Weighted average exercise price
Balance at December 31, 2024	10,647,246	$2.80
Options granted	2,806,452	1.54
Options exercised	(450,000)	1.06
Options expired	(525,000)	5.83
Balance at September 30, 2025	12,478,698	$2.46

Summary of Stock Options Outstanding and Exercisable

The following table summarizes options outstanding and exercisable as of September 30, 2025:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.66	800,000	0.30	$2.66	800,000	$2.66
$4.78	200,000	0.80	$4.78	200,000	$4.78
$4.94	200,000	1.43	$4.94	200,000	$4.94
$6.52	170,000	1.46	$6.52	170,000	$6.52
$7.45	100,000	1.53	$7.45	100,000	$7.45
$3.77	3,225,000	2.53	$3.77	3,225,000	$3.77
$3.85	200,000	2.65	$3.85	200,000	$3.85
$2.97	750,000	2.99	$2.97	499,999	$2.97
$1.07	100,000	3.55	$1.07	50,000	$1.07
$1.13	1,063,394	3.86	$1.13	354,465	$1.13
$1.36	2,000,000	3.92	$1.36	1,333,334	$1.36
$1.42	863,852	4.22	$1.42	300,000	$1.42
$1.35	1,598,853	4.49	$1.35	300,000	$1.35
$1.27	557,599	4.50	$1.27	—	$1.27
$1.78	400,000	4.73	$1.78	—	$1.78
$2.92	250,000	4.88	$2.92	—	$2.92
	12,478,698	3.27	$2.46	7,732,798	$3.03

Summary of RSU and DSU Activity

The following table summarizes the RSU activity for the nine months ended September 30, 2025:

	Number of RSUs	Weighted average grant date fair value
Balance at December 31, 2024	1,780,614	$1.18
Granted	1,463,192	1.33
Vested	(576,113)	1.13
Forfeited	(35,354)	1.13
Balance at September 30, 2025	2,632,339	$1.28

The following table summarizes the DSU activity for the nine months ended September 30, 2025:

	Number of DSUs	Weighted average grant date fair value
Balance at December 31, 2024	2,425,609	$3.09
Granted	501,856	1.35
Conversion of DSUs to common shares	(933,740)	3.77
Balance at September 30, 2025	1,993,725	$2.36

Summary of Share-based Compensation Recorded for Each Type of Award

Share-based compensation recorded for each type of award is as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Options	$964	$673	$2,720	$1,830
RSUs	550	149	1,537	149
DSUs	288	72	831	2,166
Total	$1,802	$894	$5,088	$4,145